Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.1%
Texas Water Development Board:
4.50%, 10/15/37	$2,000	$ 2,077,020
4.55%, 10/15/38	5,000	5,182,650
4.70%, 10/15/41	2,500	2,557,300
4.75%, 10/15/42	1,000	1,018,660
		$ 10,835,630
Education — 5.0%
Bethlehem Area School District Authority, PA:
2.38%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/30(1)	$3,990	$ 3,835,747
2.38%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/32(1)	1,000	961,330
Clark-Pleasant Community School Building Corp., IN, 5.25%, 7/15/38(2)	1,380	1,481,803
Connecticut Health and Educational Facilities Authority, (Westminster School), 4.00%, 7/1/38	2,050	1,874,458
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	2,010	1,762,147
4.00%, 4/1/41	1,600	1,392,928
Nevada System of Higher Education, 5.00%, 7/1/23	500	505,345
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/32	1,530	1,647,167
Ohio Higher Educational Facility Commission, (Kenyon College):
5.00%, 7/1/36(2)	1,600	1,613,840
5.00%, 7/1/37(2)	1,100	1,105,489
Texas A&M University, 4.375%, 5/15/38	1,850	1,808,319
University of California:
5.00%, 5/15/32(2)	2,500	2,743,525
5.00%, 5/15/33(2)	1,000	1,100,450
5.00%, 5/15/34(2)	1,500	1,638,750
University of Hawaii, 3.00%, 10/1/31	1,565	1,469,817
University of Mississippi Educational Building Corp., 4.125%, 10/1/40	915	844,307
Virginia Commonwealth University, 4.00%, 11/1/32	285	286,602
		$ 26,072,024
Electric Utilities — 3.5%
Clark County Public Utility District No 1, NV, 5.00%, 1/1/42	$1,280	$ 1,307,776
Energy Northwest, WA, (Columbia Generating Station):
4.00%, 7/1/42	1,650	1,489,356
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Energy Northwest, WA, (Columbia Generating Station): (continued)
4.00%, 7/1/42	$1,000	$ 902,640
5.00%, 7/1/41	6,650	6,947,787
Florida Municipal Power Agency, 3.00%, 10/1/32	1,750	1,518,737
Garland, TX, Electric Utility System Revenue:
4.00%, 3/1/32	1,015	1,014,624
4.00%, 3/1/33	1,055	1,042,836
4.00%, 3/1/34	375	368,003
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/42	1,000	1,020,540
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/33	1,070	1,067,785
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,489,381
		$ 18,169,465
Escrowed/Prerefunded — 2.3%
Hamilton County, OH, Sewer System, Prerefunded to 12/1/23, 5.00%, 12/1/24	$1,000	$ 1,019,100
Louisiana Transportation Authority:
Prerefunded to 8/15/23, 5.00%, 8/15/30	1,885	1,910,297
Prerefunded to 8/15/23, 5.00%, 8/15/31	1,230	1,246,506
Prerefunded to 8/15/23, 5.00%, 8/15/32	1,090	1,104,628
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, Prerefunded to 5/15/23, 5.00%, 5/15/33	2,000	2,019,780
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Prerefunded to 3/1/24, 5.00%, 9/1/24	520	531,690
South Dakota Building Authority:
Prerefunded to 6/1/24, 5.00%, 6/1/26	900	924,507
Prerefunded to 6/1/24, 5.00%, 6/1/32	1,500	1,540,845
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, Prerefunded to 8/15/23, 5.00%, 8/15/31	1,735	1,759,637
		$ 12,056,990
General Obligations — 33.6%
Alabama:
5.00%, 11/1/41(2)	$1,000	$ 1,062,750
5.00%, 11/1/42(2)	6,560	6,964,949
Alamo Community College District, TX, 5.00%, 2/15/27	2,500	2,662,775
Anna, TX:
4.00%, 2/15/39	2,890	2,639,928
4.125%, 2/15/41	1,075	980,303

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Arlington Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/33	$750	$ 819,120
Auburn, AL, 5.00%, 8/1/36	535	571,872
Batavia, IL, 4.00%, 11/1/24	755	755,483
Beaumont, TX, Certificates of Obligation, 4.00%, 3/1/31	930	936,064
Beverly Hills Unified School District, CA, (Election of 2008), 4.00%, 8/1/38	900	868,383
Blanco Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	950	1,013,583
California:
4.00%, 10/1/34	2,930	2,908,904
4.00%, 10/1/37	1,750	1,701,035
5.50%, 12/1/52	2,600	2,695,316
Campbell, CA, (Election of 2018):
5.00%, 9/1/40	300	318,309
5.00%, 9/1/41	1,080	1,142,802
Cape May County, NJ, 3.00%, 10/1/29	1,095	1,031,906
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	1,035	553,663
Cleveland Municipal School District, OH, Prerefunded to 6/1/23, 5.00%, 12/1/32	3,105	3,138,068
Commonwealth of Massachusetts, 4.00%, 2/1/40	700	648,242
Community Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/35	1,370	1,475,558
5.00%, 2/15/36	1,420	1,522,283
Connecticut, 3.00%, 1/15/32	1,850	1,648,387
Crystal Lake, IL, 4.00%, 12/15/23	455	455,419
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	2,765	2,988,578
Decatur, IL, 5.00%, 3/1/23	1,030	1,033,801
El Monte Union High School District, CA, (Election of 2018), 4.00%, 6/1/33	250	252,025
Florida, (Department of Transportation), 2.00%, 7/1/33	1,000	752,380
Fort Bend Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	1,000	1,002,590
Georgia:
4.00%, 7/1/29	5,525	5,708,098
4.00%, 8/1/35	500	493,325
5.00%, 7/1/30	6,000	6,679,320
5.00%, 8/1/33	5,000	5,490,850
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	876,870
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	3,845,899
Hutto Independent School District, TX, (PSF Guaranteed):
4.00%, 8/1/40	650	600,503
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hutto Independent School District, TX, (PSF Guaranteed): (continued)
5.00%, 8/1/31	$330	$ 367,178
5.00%, 8/1/32	250	279,348
5.00%, 8/1/33	290	323,634
5.00%, 8/1/35	530	582,947
5.00%, 8/1/36	365	399,044
5.00%, 8/1/37	425	461,274
5.00%, 8/1/38	455	490,294
5.00%, 8/1/39	625	667,475
Illinois, 5.00%, 3/1/26	6,500	6,549,075
Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	350	327,457
King & Snohomish Counties School District No. 417, WA, 5.00%, 12/1/34	1,495	1,625,902
La Grange Park District, IL, 5.00%, 12/1/22	440	440,612
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	5,000	5,034,900
Los Angeles Unified School District, CA, 4.00%, 7/1/38	6,550	6,143,179
Macomb County, MI, 4.00%, 5/1/24	1,000	1,009,940
Madison County, TN, 5.00%, 5/1/23	1,115	1,125,024
Mamaroneck Union Free School District, NY, 4.00%, 8/15/35	1,200	1,192,056
Massachusetts, 4.00%, 2/1/39	4,000	3,758,520
Medina Valley Independent School District, TX, (PSF Gauranteed):
4.00%, 2/15/38	480	456,797
4.00%, 2/15/39	495	467,087
4.00%, 2/15/42	310	282,953
Morris Township, NJ, 3.00%, 11/1/29	60	56,989
Mountain View Whisman School District, CA:
4.00%, 9/1/39(2)	2,180	2,085,889
4.00%, 9/1/40(2)	1,300	1,232,985
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,916,550
Neshaminy School District, PA, 4.00%, 11/1/26	435	439,498
New Braunfels, TX, 5.00%, 2/1/33	835	883,221
New Hampshire, 4.00%, 12/1/32	2,035	2,075,252
New York City, NY:
5.00%, 8/1/33	2,465	2,681,033
5.25%, 10/1/39	1,000	1,075,600
5.25%, 10/1/42	8,000	8,478,720
5.25%, 10/1/43	2,500	2,640,025
Ohio, 5.00%, 5/1/35	200	218,852
Pasadena Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/39(2)	5,000	4,755,850

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pasadena Independent School District, TX, (PSF Guaranteed): (continued)
5.00%, 2/15/36	$700	$ 760,571
Paw Paw Public Schools, MI:
4.00%, 5/1/42	475	423,933
5.00%, 5/1/40	405	422,715
Pennsylvania:
4.00%, 10/1/39	6,000	5,445,120
4.125%, 10/1/41	10,150	9,262,281
Pflugerville, TX, 5.00%, 8/1/35	1,970	2,114,795
Prince George's County, MD, 5.00%, 7/1/34	1,800	2,001,276
Richardson Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	1,650	1,685,475
5.00%, 2/15/39(2)	1,000	1,060,930
Rockwall Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/39	1,000	1,063,740
5.00%, 2/15/40	1,250	1,323,712
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,360,449
Shoreline, WA, 4.00%, 12/1/33	1,605	1,584,344
Solana Beach School District, CA, (Election of 2016), 4.00%, 8/1/30	70	72,016
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/42	3,000	3,195,210
Texas Public Finance Authority, 4.00%, 2/1/34	2,460	2,362,067
Township High School District No. 204, IL, 4.25%, 12/15/22	1,230	1,231,648
Washington:
4.00%, 7/1/27	2,500	2,571,575
4.00%, 7/1/33	3,000	3,018,780
5.00%, 2/1/39	1,450	1,550,122
Waukesha County, WI, 4.00%, 4/1/30	1,300	1,329,276
Western School District, MI, 5.00%, 5/1/42	1,000	1,035,570
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,021,930
		$174,662,036
Hospital — 5.6%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), (SPA: JPMorgan Chase Bank N.A.), 1.64%, 1/15/48(3)	$5,800	$ 5,800,000
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 4/1/39	3,250	2,923,082
Massachusetts Development Finance Agency, (Berkshire Health Systems):
5.00%, 10/1/29	135	141,226
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (Berkshire Health Systems): (continued)
5.00%, 10/1/30	$400	$ 416,816
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/36	6,000	5,501,460
Montgomery County, OH, (Kettering Health Network Obligated Group), 3.00%, 8/1/34	300	245,145
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 2/15/38	1,995	2,024,606
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/34	1,260	1,196,005
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,019,007
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	612,330
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), (LOC: TD Bank, N.A.), 1.62%, 10/1/41(3)	465	465,000
University of North Carolina Hospitals at Chapel Hill, 5.00%, 2/1/33	890	930,477
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 5.00%, 10/1/40	7,500	7,622,400
		$ 28,897,554
Housing — 2.5%
Connecticut Housing Finance Authority, Social Bonds, 2.54%, (SIFMA + 0.30%), 11/15/24 (Put Date), 11/15/50(1)	$2,000	$ 1,990,340
Massachusetts Housing Finance Agency, 3.95% to 6/1/25 (Put Date), 12/1/49	1,800	1,800,018
New York Mortgage Agency:
2.05%, 4/1/28	1,000	900,670
2.15%, 4/1/29	1,265	1,118,247
2.25%, 4/1/30	1,000	870,250
2.35%, 4/1/31	1,835	1,576,412
2.40%, 10/1/31	1,130	964,410
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	1,000	912,970
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	3,000	3,104,640
		$ 13,237,957
Industrial Development Revenue — 0.4%
Loudoun County Economic Development Authority, VA, (Loudoun County Public Facilities), 5.00%, 12/1/35	$2,105	$ 2,279,757
		$ 2,279,757

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Bond Bank — 1.7%
Indianapolis Local Public Improvement Bond Bank, IN:
(AGM), 4.00%, 6/1/36	$4,950	$ 4,554,594
(AGM), 4.00%, 6/1/39	5,000	4,464,650
		$ 9,019,244
Insured - Education — 2.1%
Scott County School District Finance Corp., KY, (BAM), 5.00%, 9/1/41	$5,000	$ 5,143,400
Texas State Technical College (Financing System Improvement), (AGM), 5.50%, 8/1/42(2)	5,750	6,020,480
		$ 11,163,880
Insured - General Obligations — 1.9%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,535	$ 2,107,355
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	3,860,750
Springdale, AR, Water and Sewer Revenue:
4.00%, 9/1/28	750	761,812
4.00%, 9/1/30	835	841,847
Yonkers, NY:
(BAM), 4.00%, 5/1/34	695	687,362
(BAM), 4.00%, 5/1/34	1,755	1,743,663
		$ 10,002,789
Insured - Housing — 3.1%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52(2)	$2,000	$ 2,075,400
Illinois Housing Development Authority, (GNMA/FNMA/FHLMC), Social Bonds, 5.25%, 10/1/52	1,700	1,736,227
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (GNMA/FNMA/FHLMC), 5.00%, 7/1/53	2,250	2,273,715
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52(2)	3,000	3,118,260
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.25%, 11/1/34	3,500	3,908,555
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	3,000	3,143,250
		$ 16,255,407
Insured - Lease Revenue/Certificates of Participation — 0.3%
Ontario Public Financing Authority, CA, (Civic Center Improvements):
(AGM), 5.00%, 11/1/23	$135	$ 137,284
(AGM), 5.00%, 11/1/38	500	530,740
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation (continued)
Ontario Public Financing Authority, CA, (Civic Center Improvements): (continued)
(AGM), 5.00%, 11/1/39	$675	$ 714,495
		$ 1,382,519
Insured - Transportation — 1.0%
Metropolitan Transportation Authority, NY, (AGM), 3.346%, (67% of SOFR + 0.80%), 4/1/26 (Put Date), 11/1/32(1)	$5,500	$ 5,216,695
		$ 5,216,695
Lease Revenue/Certificates of Participation — 3.5%
Aspen Fire Protection District, CO:
4.00%, 12/1/24	$130	$ 131,344
4.00%, 12/1/28	225	228,098
Colorado, (Rural Colorado), 4.00%, 12/15/39	1,000	914,960
Colorado, Certificates of Participation, 4.00%, 12/15/36	5,500	5,179,735
Duchesne School District Municipal Building Authority, UT:
5.00%, 6/1/39	1,000	1,007,500
5.00%, 6/1/40	1,645	1,654,015
Greater Texas Cultural Education Facilities Finance Corp., (Epicenter Multipurpose Facilities):
5.00%, 3/1/30	475	509,589
5.00%, 3/1/31	500	534,980
5.00%, 3/1/32	750	793,387
Ottawa County Building Authority, MI, 4.00%, 5/1/39	1,295	1,202,576
Palm Beach County School Board, FL, 5.25%, 8/1/39	2,310	2,412,934
Palo Alto, CA, Certificates of Participation, 3.00%, 11/1/33	110	96,459
South San Francisco Public Facilities Financing Authority, CA, (Orange Memorial Park):
4.00%, 6/1/42	1,000	893,040
5.00%, 6/1/40	500	527,025
5.25%, 6/1/46	525	555,865
St. Louis County Special School District, MO, 4.00%, 4/1/29	525	531,699
Virginia Public Building Authority, 4.00%, 8/1/35	800	790,888
		$ 17,964,094
Other Revenue — 9.9%
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	$965	$ 995,668
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	14,000	13,238,540
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 4.00%, 10/1/52	1,150	1,008,584

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 12/1/33	$2,425	$ 2,544,552
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/29 (Put Date), 12/1/52	4,000	3,926,440
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/41	3,525	3,641,466
Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	4,585	4,576,518
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00%, 10/1/48	10,000	9,955,200
Southeast Energy Authority A Cooperative District, AL, (Project No. 1), 4.00% to 10/1/28 (Put Date), 11/1/51	7,160	6,687,297
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	5,100	4,789,206
		$ 51,363,471
Senior Living/Life Care — 0.4%
Colorado Health Facilities Authority, (Commonspirit Health Obligations), 5.25%, 11/1/36	$1,100	$ 1,133,671
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,033,190
		$ 2,166,861
Special Tax Revenue — 4.6%
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/41	$4,100	$ 3,864,209
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	1,500	1,378,230
4.00%, 11/1/38	250	229,705
4.00%, 11/1/42	5,000	4,427,650
5.00%, 8/1/36	3,705	3,914,629
5.00%, 2/1/42	1,400	1,442,252
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/36	4,000	3,784,080
4.00%, 3/15/41	1,200	1,072,440
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/40	3,970	3,593,723
		$ 23,706,918
Transportation — 3.8%
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/37	$1,500	$ 1,544,685
El Paso, TX, (El Paso International Airport), 5.00%, 8/15/33	955	994,146
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	$1,000	$ 1,040,460
Illinois Toll Highway Authority, 5.00%, 1/1/33	100	103,725
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/33	175	192,330
Massachusetts Department of Transportation, (LOC: TD Bank N.A.), 2.20%, 1/1/37(4)	5,000	5,000,000
Massachusetts, (Rail Enhancement Program), 5.00%, 6/1/43	2,950	3,085,671
North Texas Tollway Authority, 4.125%, 1/1/40	3,000	2,781,180
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/35	1,685	1,717,082
5.00%, 7/1/36	1,615	1,639,483
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/37	1,500	1,516,665
		$ 19,615,427
Water and Sewer — 8.3%
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 2.22% , 11/1/28(4)	$900	$ 900,000
East Bay Municipal Utility District, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/45	200	213,358
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/30	600	644,436
Metropolitan Utilities District of Omaha Water System Revenue, NE, 4.375%, 12/1/41	4,545	4,415,649
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/36	5,550	5,275,164
4.00%, 6/15/39	5,895	5,425,876
4.00%, 6/15/41	5,000	4,498,050
4.00%, 6/15/41	3,695	3,324,059
4.00%, 6/15/42	3,620	3,222,741
Series EE, 5.00%, 6/15/35	1,155	1,162,253
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 9/1/43	1,625	1,716,455
Southeast Energy Authority A Cooperative District, AL, 4.00% to 12/1/31 (Put Date), 12/1/51	3,000	2,702,580
Spotsylvania County Water and Sewer, VA, 4.00%, 12/1/37(2)	750	732,090
Tampa Bay Regional Water Supply Authority, FL:
5.00%, 10/1/39	1,250	1,336,163
5.00%, 10/1/41	1,000	1,058,240
5.00%, 10/1/42	1,670	1,758,694
5.00%, 10/1/43	2,000	2,100,180

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Texas Water Development Board, 4.60%, 10/15/39	$2,240	$ 2,311,389
Washington Suburban Sanitary District, MD, 2.00%, 12/1/41	1,000	611,860
		$ 43,409,237
Total Tax-Exempt Municipal Obligations (identified cost $523,768,660)		$497,477,955

Taxable Municipal Obligations — 2.3%
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.4%
Oklahoma Development Finance Authority, (St. John Health System):
3.877%, 5/1/37	$1,500	$ 1,396,380
4.714%, 5/1/52	1,000	875,590
		$ 2,271,970
General Obligations — 0.6%
New York City, NY, Social Bonds, 5.263%, 10/1/52	$3,000	$ 2,880,030
		$ 2,880,030
Insured - Housing — 1.3%
Massachusetts, Special Obligation, Social Bonds, 3.769%, 7/15/29	$7,500	$ 7,042,275
		$ 7,042,275
Total Taxable Municipal Obligations (identified cost $13,000,000)		$ 12,194,275

Short-Term Investments — 8.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(5)	43,336,076	$ 43,336,076
Total Short-Term Investments (identified cost $43,336,076)		$ 43,336,076
Total Investments — 106.2% (identified cost $580,104,736)		$553,008,306
Other Assets, Less Liabilities — (6.2)%		$(32,473,180)
Net Assets — 100.0%		$520,535,126

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2022.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2022.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at October 31, 2022.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.
At October 31, 2022, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
New York	16.1%
Texas	14.9%
Others, representing less than 10% individually	66.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2022, 6.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 4.3% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at October 31, 2022.
Investments in Affiliated Funds
At October 31, 2022, the value of the Fund’s investment in funds that may be deemed to be affiliated was $43,336,076, which represents 8.3% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund(1)	$ —	$277,312,379	$(233,976,303)	$ —	$ —	$43,336,076	$439,474	43,336,076
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$497,477,955	$ —	$497,477,955
Taxable Municipal Obligations	—	12,194,275	—	12,194,275
Short-Term Investments	43,336,076	—	—	43,336,076
Total Investments	$43,336,076	$509,672,230	$ —	$553,008,306
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.